Accrued Expenses and Other Long Term Liabilities	12 Months Ended
Feb. 24, 2013
Accrued Expenses and Other Long Term Liabilities

NOTE 7 — ACCRUED EXPENSES AND OTHER LONG TERM LIABILITIES

Accrued expenses consist of the following:

	February 24, 2013	February 26, 2012
Compensation and benefits	$7,535	$5,090
Restructuring	1,967	1,813
Sales use and other taxes	951	614
Other	5,208	6,100

Total	$15,661	$13,617

Other long term liabilities consist of the following:

	February 24, 2013	February 26, 2012
Management fees	$3,792	$3,092
Facilities	2,978	3,074
Compensation and benefits	1,842	2,204
Restructuring	1,041	—
Interest	2,130	1,991

Total	$11,783	$10,361